Supplemental information on oil and gas activities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Supplemental information on oil and gas activities [Abstract]
Disclosure of detailed information about cost incurred in oil and gas property acquisition, exploration, and development activities [text block]
Development costs include drilling costs and equipment for developmental wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed reserves.

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended 31 December 2018
Acquisition of properties
Proved	-	-	-	54,541	-	54,541
Unproved	-	-	-	-	-	-
Total property acquisition	-	-	-	54,541	-	54,541
Exploration	34,242	6,221	3,217	9,383	1,269	54,332
Development	65,174	3,033	(2,220)	1,836	8,385	76,208
Total costs incurred	99,416	9,254	997	11,219	9,654	130,540

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended 31 December 2017
Acquisition of properties
Proved	-	-	-	-	-	-
Unproved	-	-	-	-	-	-
Total property acquisition	-	-	-	-	-	-
Exploration	37,017	3,283	5,207	8,080	743	54,330
Development	49,268	10,231	1,210	167	14,074	74,950
Total costs incurred	86,285	13,514	6,417	8,247	14,817	129,280

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended 31 December 2016
Acquisition of properties
Proved	-	-	-	-	-	-
Unproved	-	-	-	-	-	-
Total property acquisition	-	-	-	-	-	-
Exploration	15,233	5,519	2,555	1,894	-	25,201
Development	12,500	4,566	191	-	-	17,257
Total costs incurred	27,733	10,085	2,746	1,894	-	42,458

(a)
Includes capitalized amounts related to asset retirement obligations.

Disclosure of capitalized costs relating to oil and gas producing activities disclosure [text block]
The following table presents the capitalized costs as at 31 December 2018, 2017 and 2016, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Total
At 31 December 2018
Proved properties (a)
Equipment, camps and other facilities	83,023	81,459	5,154	2,458	172,094
Mineral interest and wells	189,514	400,338	63,574	64,084	717,510
Other uncompleted projects (b)	24,061	12,233	-	1,836	38,130
Unproved properties	1,676	41,162	7,073	10,081	59,992
Gross capitalized costs	298,274	535,192	75,801	78,459	987,726
Accumulated depreciation	(122,479)	(281,062)	(43,158)	(16,363)	(463,062)
Total net capitalized costs	175,795	254,130	32,643	62,096	524,664

(a)	Includes capitalized amounts related to asset retirement obligations, impairment loss in Chile for US$ 6,549,000 and impairment loss reversal in Colombia for US$ 11,531,000.
(b)	Do not include Peru capitalized costs.

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Total
At 31 December 2017
Proved properties (a)
Equipment, camps and other facilities	69,906	80,611	6,036	843	157,396
Mineral interest and wells	291,050	397,031	77,264	11,159	776,504
Other uncompleted projects (b)	11,290	12,508	70	48	23,916
Unproved properties	4,106	49,702	7,585	2,975	64,368
Gross capitalized costs	376,352	539,852	90,955	15,025	1,022,184
Accumulated depreciation	(228,793)	(253,764)	(39,509)	(5,700)	(527,766)
Total net capitalized costs	147,559	286,088	51,446	9,325	494,418

(a)	Includes capitalized amounts related to asset retirement obligations.
(b)	Do not include Peru capitalized costs.

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Total
At 31 December 2016
Proved properties (a)
Equipment, camps and other facilities	46,785	80,611	4,174	843	132,413
Mineral interest and wells	230,100	380,037	77,255	4,849	692,241
Other uncompleted projects	12,534	18,274	2,082	36	32,926
Unproved properties	4,503	48,908	6,468	1,894	61,773
Gross capitalized costs	293,922	527,830	89,979	7,622	919,353
Accumulated depreciation	(190,025)	(230,917)	(29,803)	(5,692)	(456,437)
Total net capitalized costs	103,897	296,913	60,176	1,930	462,916

(a)	Includes capitalized amounts related to asset retirement obligations and impairment loss reversal in Colombia for US$ 5,664,000.

Disclosure Of Detailed Information About Results Of Operations For Oil And Gas Producing Activities [text block]
The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the years ended 31 December 2018, 2017 and 2016. Income tax for the years presented was calculated utilizing the statutory tax rates.

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Total
Year ended 31 December 2018
Revenue	497,870	37,359	30,053	35,879	601,161
Production costs, excluding depreciation
Operating costs	(55,823)	(20,426)	(5,965)	(20,210)	(102,424)
Royalties	(62,710)	(1,473)	(2,820)	(4,833)	(71,836)
Total production costs	(118,533)	(21,899)	(8,785)	(25,043)	(174,260)
Exploration expenses (a)	(23,953)	(6,855)	(2,846)	(2,277)	(35,931)
Accretion expense (b)	(892)	(1,105)	(918)	(508)	(3,423)
Impairment loss reversal for non-financial assets	11,531	(6,549)	-	-	4,982
Depreciation, depletion and amortization	(41,850)	(27,298)	(10,278)	(10,662)	(90,088)
Results of operations before income tax	324,173	(26,347)	7,226	(2,611)	302,441
Income tax benefit (expense)	(119,944)	3,952	(2,457)	783	(117,666)
Results of oil and gas operations	204,229	(22,395)	4,769	(1,828)	184,775

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Total
Year ended 31 December 2017
Revenue	263,076	32,738	34,238	70	330,122
Production costs, excluding depreciation
Operating costs	(42,677)	(19,685)	(7,603)	(325)	(70,290)
Royalties	(24,236)	(1,314)	(3,134)	(13)	(28,697)
Total production costs	(66,913)	(20,999)	(10,737)	(338)	(98,987)
Exploration expenses (a)	(3,856)	(1,404)	(3,985)	(707)	(9,952)
Accretion expense (b)	(855)	(994)	(930)	-	(2,779)
Depreciation, depletion and amortization	(38,721)	(22,705)	(10,659)	(8)	(72,093)
Results of operations before income tax	152,731	(13,364)	7,927	(983)	146,311
Income tax benefit (expense)	(61,161)	2,005	(2,695)	344	(61,507)
Results of oil and gas operations	91,570	(11,359)	5,232	(639)	84,804

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Total
Year ended 31 December 2016
Revenue	126,228	36,723	29,719	-	192,670
Production costs, excluding depreciation
Operating costs	(29,326)	(20,674)	(5,738)	-	(55,738)
Royalties	(7,281)	(1,495)	(2,721)	-	(11,497)
Total production costs	(36,607)	(22,169)	(8,459)	-	(67,235)
Exploration expenses (a)	(11,690)	(21,060)	(5,636)	-	(38,386)
Accretion expense (b)	(459)	(897)	(1,198)	-	(2,554)
Impairment loss reversal for non-financial assets	5,664	-	-	-	5,664
Depreciation, depletion and amortization	(29,439)	(29,890)	(12,785)	-	(72,114)
Results of operations before income tax	53,697	(37,293)	1,641	-	18,045
Income tax benefit (expense)	(21,479)	5,594	(558)	-	(16,443)
Results of oil and gas operations	32,218	(31,699)	1,083	-	1,602

(a)	Do not include Peru costs.
(b)	Represents accretion of ARO and other environmental liabilities.

Disclosure Of Detailed Information About Proved Developed And Undeveloped Oil And Gas Reserve Quantities [text block]
The estimated GeoPark net proved reserves for the properties evaluated as of 31 December 2018, 2017 and 2016 are summarized as follows, expressed in thousands of barrels (Mbbl) and millions of cubic feet (MMcf):

	As of 31 December 2018		As of 31 December 2017		As of 31 December 2016
	Oil and condensate (Mbbl)	Natural gas (MMcf)	Oil and condensate (Mbbl)	Natural gas (MMcf)	Oil and condensate (Mbbl)	Natural gas (MMcf)
Net proved developed
Colombia (a)	32,326.0	1,763.0	21,101.0	-	9,502.0	-
Chile (b)	696.0	11,944.0	720.0	8,688.0	547.0	6,610.0
Brazil (c)	55.0	17,339.0	76.0	23,821.0	72.0	29,525.0
Argentina (d)	2,058.0	6,207.0	-	-	-	-
Peru (e)	-	-	9,502.0	-	9,316.0	-
Total consolidated	35,135.0	37,253	31,399.0	32,509.0	19,437.0	36,135.0

Net proved undeveloped
Colombia (f)	42,449.0	359.0	44,398.0	-	27,838.0	-
Chile (g)	2,622.0	8,823.0	3,423.0	11,329.0	6,052.0	29,690.0
Argentina (h)	1,440.0	3,174.0	-	-	-	-
Peru (e)	18,460.0	-	9,215.0	-	9,305.0	-
Total consolidated	64,971.0	12,356.0	57,036.0	11,329.0	43,195.0	29,690.0

Total proved reserves	100,106.0	49,609.0	88,435.0	43,838.0	62,632.0	65,825.0

(a)
Llanos 34 Block, La Cuerva Block, Yamu Block and Llanos 32 Block account for 96%, 1.5%, 1.5% and 1% (Llanos 34 Block, La Cuerva Block and Yamu Block account for 98%, 1% and 1% in 2017, and Llanos 34 Block and Llanos 32 Block accounts for 99% and 1% in 2016) of the proved developed reserves, respectively.

(b)
Fell Block accounts for 100% (Fell Block and Flamenco Block account for 98% and 2% in 2017, and Fell Block and Flamenco Block account for 99% and 1% in 2016) of the proved developed reserves, respectively.

(c)	BCAM-40 Block accounts for 100% of the reserves.
(d)	Aguada Baguales Block, Puesto Touquet Block, and El Porvenir Block account for 48%, 33% and 19% of the proved developed reserves, respectively.
(e)	Morona Block accounts for 100% of the reserves.
(f)
Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%, 2% and 1% (Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%, 2% and 1% in 2017, and Llanos 34 Block accounts for 100% in 2016) of the proved undeveloped reserves, respectively.

(g)
Fell Block accounts for 100% (Fell Block and Flamenco Block account for 97% and 3% in 2017, and Fell Block and Flamenco Block account for 99% and 1% in 2016) of the proved undeveloped reserves, respectively.

(h)	Aguada Baguales Block and El Porvenir Block account for 75% and 25% of the proved undeveloped reserves, respectively.

Disclosure Of Detailed Information About Increasedecrease In Proved Reserves [text block]
Net proved reserves (developed and undeveloped) of oil and condensate:

Thousands of barrels	Colombia	Chile	Brazil	Argentina	Peru	Total
Reserves as of 31 December 2015	30,423.3	5,953.8	120.0	-	-	36,497.1
Increase (decrease) attributable to:
Revisions (a)	5,779.0	1,148.0	(34.0)	-	-	6,893.0
Extensions and discoveries (b)	6,311.0	-	-	-	-	6,311.0
Purchase of Minerals in place (c)	-	-	-	-	18,621.0	18,621.0
Production	(5,173.3)	(502.8)	(14.0)	-	-	(5,690.1)
Reserves as of 31 December 2016	37,340.0	6,599.0	72.0	-	18,621.0	62,632.0
Increase (decrease) attributable to:
Revisions (d)	6,315.0	(2,109.0)	19.0	-	96.0	4,321.0
Extensions and discoveries (e)	29,047.0	-	-	-	-	29,047.0
Production	(7,203.0)	(347.0)	(15.0)	-	-	(7,565.0)
Reserves as of 31 December 2017	65,499.0	4,143.0	76.0	-	18,717.0	88,435.0
Increase (decrease) attributable to:
Revisions (f)	9,826.0	(586.0)	(6.0)	-	(257.0)	8,977.0
Extensions and discoveries (g)	8,839.0	41.0	-	-	-	8,880.0
Purchase of Minerals in place (h)	-	-	-	3,968.0	-	3,968.0
Production	(9,389.0)	(280.0)	(15.0)	(470.0)	-	(10,154.0)
Reserves as of 31 December 2018	74,775.0	3,318.0	55.0	3,498.0	18,460.0	100,106.0

(a)	For the year ended 31 December 2016, the Group’s oil and condensate proved reserves were revised upward by 7 mmbbl. The primary factors leading to the above were:
-       Better than expected performance from existing wells, resulting in an increase of 9 mmbbl, of which 8 mmbbl was from the Tigana, Jacana and other minor fields in the Llanos 34 Block, and 1 mmbbl was from the Fell Block in Chile.
-       Such increase was partially offset by lower average oil prices impacting the La Cuerva and Yamu Blocks in Colombia, resulting in a 2 mmbbl decrease.
(b)	In Colombia, the extensions and discoveries are primarily due to the Jacana field appraisal wells in the Llanos 34 Block.
(c)
In December 2016, we obtained final regulatory approval for our acquisition of the Morona Block in Peru. The Joint Investment and Operating Agreement dated 1 October 2014 and its amendments were closed on 1 December 2016 following the issuance of Supreme Decree 031-2016-MEM.XXX.

(d)	For the year ended 31 December 2017, the Group’s oil and condensate proved reserves were revised upward by 4.3 mmbbl. The primary factors leading to the above were:
-       Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 3.8 mmbbl.
-       The impact of higher average oil prices resulting in a 2.5 mmbbl and 0.4 mmbbl increase in reserves from the blocks in Colombia and Chile, respectively.
-       Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in the Fell Block in Chile, resulting in a 2.4 mmbbl decrease.
(e)
In Colombia, the extensions and discoveries are primary due to the Chiricoca, Jacamar, and Curucucu field discoveries in the Llanos 34 Block and the Tigana and Jacana field extensions in the Llanos 34 Block.

(f)	For the year ended 31 December 2018, the Group’s oil and condensate proved reserves were revised upward by 9.0 mmbbl. The primary factors leading to the above were:
-       Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 15.4 mmbbl.
-       The impact of higher average oil prices resulting in a 0.7 mmbbl, 1.0 mmbbl and 0.3 mmbbl increase in reserves from the blocks in Colombia, Peru and Chile, respectively.
-       Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in Max, Tua, Chachalaca Sur, Tilo, and Jacamar fields in the Llanos 34 Block, resulting in a 6.3 mmbbl decrease. Also, lower than expected performance from existing wells in Fell Block, resulted in a 0.8 mmbbl decrease. Finally, revisions in Peru resulted in a 1.3 mmbbl decrease.
(g)	In Colombia, the extensions and discoveries are primary due to the Tigana and Jacana fields appraisal wells and the Tigui field discovery in the Llanos 34 Block.
(h)	Purchase of Minerals in place refers to the Aguada Baguales, El Porvenir, and Puesto Touquet fields acquisition during 2018. See Note 35.3 for further details.

Net proved reserves (developed and undeveloped) of natural gas:

Millions of cubic feet	Colombia	Chile	Brazil	Argentina	Total
Reserves as of 31 December 2015	-	36,515.0	36,158.0	-	72,673.0
Increase (decrease) attributable to:
Revisions (a)	-	5,078.0	(319.0)	-	4,759.0
Production	-	(5,293.0)	(6,314.0)	-	(11,607.0)
Reserves as of 31 December 2016	-	36,300.0	29,525.0	-	65,825.0
Increase (decrease) attributable to:
Revisions (b)	-	(13,725.0)	59.0	-	(13,666.0)
Extensions and discoveries (c)	-	1,187.0	-	-	1,187.0
Production	-	(3,745.0)	(5,763.0)	-	(9,508.0)
Reserves as of 31 December 2017	-	20,017.0	23,821.0	-	43,838.0
Increase (decrease) attributable to:
Revisions (d)	-	544.0	(679.0)	-	(135.0)
Extensions and discoveries (e)	2,122.0	3,909.0	-	-	6,031.0
Purchase of Minerals in place (f)	-	-	-	10,452.0	10,452.0
Production	-	(3,703.0)	(5,803.0)	(1,071.0)	(10,577.0)
Reserves as of 31 December 2018	2,122.0	20,767.0	17,339.0	9,381.0	49,609.0

(a)
For the year ended 31 December 2016, the Group’s proved natural gas reserves were revised upwards by 5 billion cubic feet. This increase was mainly driven by better than expected performance from existing wells, primarily the Ache field in the Fell Block in Chile, resulting in an addition of 9 billion cubic feet. This increase was partially offset by a reduction of 4 billion cubic feet in the Pampa Larga field, also in the Fell Block.

(b)	For the year ended 31 December 2017, the Group’s proved natural gas reserves were revised downwards by 13.7 billion cubic feet. This was the combined effect of:
-       Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and unsuccessful proved undeveloped executions in the Fell Block in Chile (totalling 21.3 billion cubic feet).
-       The above was partially offset by an increase of 6.8 billion cubic feet due to a better performance in the proved developed producing reserves in the Fell Block in Chile and the impact of higher average prices that resulted in an increase of 0.8 billion cubic feet.
(c)	In Chile, the extensions and discoveries are primary due to the Uaken Field discovery in the Fell Block.
(d)	For the year ended 31 December 2018, the Group’s proved natural gas reserves were revised downwards by 0.1 billion cubic feet. This was the combined effect of:
-       Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and lower than expected performance from existing wells in the Fell Block in Chile (totalling 2.0 billion cubic feet).
-       Lower than expected performance from existing wells in BCAM-40 Block, resulting in a decrease of 0.7 billion cubic feet.
-       The above was partially offset by higher average prices that resulted in an increase of 2.5 billion cubic feet in the Fell Block in Chile.
(e)	The extensions and discoveries are primary due to the Jauke Field discovery in the Fell Block, in Chile, and the gas discovery of the Une Formation in the Llanos 32 Block, in Colombia.
(f)	Purchase of Minerals in place refers to the Aguada Baguales, El Porvenir, and Puesto Touquet fields acquisition during 2018. See Note 35.3 for further details.

Disclosure Of Detailed Information About Standardized Measure Of Discounted Future Cash Flows Related To Proved Reserves [text block]
Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Total
At 31 December 2018
Future cash inflows	4,059,619	317,437	102,104	277,429	1,352,159	6,108,748
Future production costs	(983,782)	(156,724)	(49,255)	(173,053)	(441,801)	(1,804,615)
Future development costs	(207,630)	(39,360)	(3,752)	(54,400)	(293,468)	(598,610)
Future income taxes	(848,519)	(2,515)	(2,231)	(6,610)	(189,922)	(1,049,797)
Undiscounted future net cash flows	2,019,688	118,838	46,866	43,366	426,968	2,655,726
10% annual discount	(640,625)	(29,008)	(5,317)	(8,499)	(188,435)	(871,884)
Standardized measure of discounted future net cash flows	1,379,063	89,830	41,549	34,867	238,533	1,783,842
At 31 December 2017
Future cash inflows	2,434,954	284,711	157,527	-	1,047,540	3,924,732
Future production costs	(531,751)	(131,788)	(56,311)	-	(466,110)	(1,185,960)
Future development costs	(187,414)	(57,690)	(7,524)	-	(235,920)	(488,548)
Future income taxes	(558,226)	(656)	(10,442)	-	(107,294)	(676,618)
Undiscounted future net cash flows	1,157,563	94,577	83,250	-	238,216	1,573,606
10% annual discount	(343,561)	(19,338)	(13,293)	-	(147,682)	(523,874)
Standardized measure of discounted future net cash flows	814,002	75,239	69,957	-	90,534	1,049,732
At 31 December 2016
Future cash inflows	873,771	394,993	200,713	-	941,463	2,410,940
Future production costs	(229,593)	(186,700)	(74,116)	-	(497,187)	(987,596)
Future development costs	(69,996)	(149,785)	(16,352)	-	(234,328)	(470,461)
Future income taxes	(191,096)	(8,344)	(21,041)	-	(69,698)	(290,179)
Undiscounted future net cash flows	383,086	50,164	89,204	-	140,250	662,704
10% annual discount	(113,584)	(14,709)	(15,688)	-	(109,321)	(253,302)
Standardized measure of discounted future net cash flows	269,502	35,455	73,516	-	30,929	409,402

Disclosure Of Detailed Information About Changes In Standardized Measure Of Discounted Future Net Cash Flows [text block]
Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Total
Present value at 31 December 2015	300,097	68,155	72,316	-	-	440,568
Sales of hydrocarbon, net of production costs	(91,163)	(15,127)	(20,945)	-	-	(127,235)
Net changes in sales price and production costs	(171,131)	(16,854)	16,366	-	-	(171,619)
Changes in estimated future development costs	14,941	(49,763)	542	-	-	(34,280)
Extensions and discoveries less related costs	76,641	-	-	-	-	76,641
Development costs incurred	17,302	9,417	2,214	-	-	28,933
Revisions of previous quantity estimates	70,180	22,765	(1,872)	-	-	91,073
Purchase of Minerals in place	-	-	-	-	30,929	30,929
Net changes in income taxes	3,030	8,256	(4,020)	-	-	7,266
Accretion of discount	49,605	8,606	8,915	-	-	67,126
Present value at 31 December 2016	269,502	35,455	73,516	-	30,929	409,402
Sales of hydrocarbon, net of production costs	(198,631)	(14,251)	(26,979)	-	-	(239,861)
Net changes in sales price and production costs	289,199	26,928	(3,000)	-	69,962	383,089
Changes in estimated future development costs	(124,053)	79,078	8,385	-	(9,725)	(46,315)
Extensions and discoveries less related costs	49,574	-	-	-	-	49,574
Development costs incurred	67,571	7,146	-	-	-	74,717
Revisions of previous quantity estimates	673,622	(69,594)	603	-	1,133	605,764
Net changes in income taxes	(258,842)	6,097	7,976	-	(11,828)	(256,597)
Accretion of discount	46,060	4,380	9,456	-	10,063	69,959
Present value at 31 December 2017	814,002	75,239	69,957	-	90,534	1,049,732
Sales of hydrocarbon, net of production costs	(380,829)	(18,923)	(24,781)	(21,243)	-	(445,776)
Net changes in sales price and production costs	397,064	16,093	(15,170)	-	191,288	589,275
Changes in estimated future development costs	(18,632)	413	(1,426)	-	9,611	(10,034)
Extensions and discoveries less related costs	271,933	12,323	-	-	-	284,256
Development costs incurred	85,880	2,980	-	737	-	89,597
Revisions of previous quantity estimates	257,540	(4,517)	(1,879)	-	(7,098)	244,046
Purchase of Minerals in place	-	-	-	55,373	-	55,373
Net changes in income taxes	(185,118)	(1,368)	6,808	-	(65,585)	(245,263)
Accretion of discount	137,223	7,590	8,040	-	19,783	172,636
Present value at 31 December 2018	1,379,063	89,830	41,549	34,867	238,533	1,783,842